First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.0%
	Banks — 2.0%
42,489	Bank of America Corp.	$1,466,720
	Beverages — 3.7%
44,959	Coca-Cola (The) Co.	2,698,439
	Chemicals — 2.5%
8,002	Air Products and Chemicals, Inc.	1,872,788
	Communications Equipment — 2.2%
33,373	Cisco Systems, Inc.	1,614,252
	Diversified Telecommunication Services — 5.5%
109,178	TELUS Corp. (CAD)	1,904,169
53,045	Verizon Communications, Inc.	2,122,861
		4,027,030
	Electrical Equipment — 6.8%
39,786	nVent Electric PLC	2,678,393
10,387	Schneider Electric SE (EUR)	2,355,273
		5,033,666
	Electronic Equipment, Instruments & Components — 2.3%
12,063	TE Connectivity Ltd.	1,731,764
	Food Products — 6.4%
38,614	Mondelez International, Inc., Class A	2,821,525
18,175	Nestle S.A. (CHF)	1,885,835
		4,707,360
	Health Care Equipment & Supplies — 3.3%
29,620	Medtronic PLC	2,469,123
	Household Durables — 3.2%
27,150	Sony Group Corp. (JPY)	2,344,295
	Industrial Conglomerates — 1.9%
7,225	Honeywell International, Inc.	1,435,824
	Insurance — 7.0%
131,689	AIA Group Ltd. (HKD)	1,069,726
72,916	AXA S.A. (EUR)	2,591,196
66,640	Dai-ichi Life Holdings, Inc. (JPY)	1,514,869
		5,175,791
	Machinery — 2.6%
86,918	Sandvik AB (SEK)	1,952,771
	Metals & Mining — 2.0%
22,984	Rio Tinto PLC (GBP)	1,473,564
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 8.5%
96,279	Shell PLC (EUR)	$3,026,019
51,405	TotalEnergies SE (EUR)	3,277,399
		6,303,418
	Pharmaceuticals — 11.4%
25,439	Merck & Co., Inc.	3,234,569
19,047	Novo Nordisk A/S, Class B (DKK)	2,263,877
31,004	Sanofi S.A. (EUR)	2,945,118
		8,443,564
	Professional Services — 4.8%
81,679	RELX PLC (GBP)	3,568,430
	Semiconductors & Semiconductor Equipment — 4.4%
25,180	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,239,911
	Software — 7.9%
10,599	Microsoft Corp.	4,384,171
12,921	Oracle Corp.	1,443,017
		5,827,188
	Technology Hardware, Storage & Peripherals — 3.9%
61,051	Samsung Electronics Co., Ltd., (Preference Shares) (KRW)	2,915,923
	Textiles, Apparel & Luxury Goods — 2.5%
11,598	Cie Financiere Richemont S.A., Class A (CHF)	1,843,929
	Wireless Telecommunication Services — 2.2%
194,761	Tele2 AB, Class B (SEK)	1,633,029
	Total Common Stocks	71,778,779
	(Cost $65,832,935)
MONEY MARKET FUNDS — 0.0%
4,768	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	4,768
	(Cost $4,768)

	Total Investments — 97.0%	71,783,547
	(Cost $65,837,703)
	Net Other Assets and Liabilities — 3.0%	2,190,491
	Net Assets — 100.0%	$73,974,038

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of February 29, 2024.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	31.2%
France	15.1
United Kingdom	10.9
Switzerland	7.4
Ireland	7.0
Japan	5.2
Sweden	4.8
Taiwan	4.4
South Korea	3.9
Denmark	3.1
Canada	2.6
Hong Kong	1.4
Total Investments	97.0
Net Other Assets and Liabilities	3.0
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
USD	46.3%
EUR	19.8
GBP	7.0
JPY	5.4
CHF	5.2
SEK	5.0
KRW	4.1
DKK	3.1
CAD	2.6
HKD	1.5
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 71,778,779	$ 71,778,779	$ —	$ —
Money Market Funds	4,768	4,768	—	—
Total Investments	$71,783,547	$71,783,547	$—	$—

*	See Portfolio of Investments for industry breakout.